Postretirement Benefits Benefit Obligation (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 25, 2010	Dec. 26, 2009
United States Postretirement Benefit Plans of US Entity, Defined Benefit [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Projected postretirement benefit obligation at beginning of year	$ 2.5	$ 1.5
Deconsolidation of Brewers' Retail Inc		0
Service cost - benefits earned during the period	0.2	0.1	0.1
Interest Cost	0.1	0.1	0.1
Actuarial loss (gain)	0	0.8
Benefits paid, net of participant contributions	0	0
Foreign currency exchange rate change	0	0
Projected postretirment benefit obligation at end of year	2.8	2.5	1.5
Defined Benefit Plan, Funded Status of Plan [Abstract]
Accumulated postretirement benefit obligation	(2.8)	(2.5)
Defined Benefit Plan, Amounts Recognized in Balance Sheet [Abstract]
Accrued expenses and other liabilities	(0.1)	0
Pension and Postretirement Benefits	(2.7)	(2.5)
Net amounts recognized	(2.8)	(2.5)
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss) [Abstract]
Net actuarial (gain) loss	1.1	1.2
Net prior service credit	0	0
Total unrecognized	1.1	1.2	0.4
Other Postretirement Benefits
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Projected postretirement benefit obligation at beginning of year	143.8	159.7
Deconsolidation of Brewers' Retail Inc		0
Service cost - benefits earned during the period	2.4	2.5	3.0
Interest Cost	7.7	9.4	9.4
Actuarial loss (gain)	24.7	(27.7)
Benefits paid, net of participant contributions	(7.5)	(6.1)
Foreign currency exchange rate change	(2.7)	6.0
Projected postretirment benefit obligation at end of year	168.4	143.8	159.7
Defined Benefit Plan, Funded Status of Plan [Abstract]
Accumulated postretirement benefit obligation	(168.4)	(143.8)
Defined Benefit Plan, Amounts Recognized in Balance Sheet [Abstract]
Accrued expenses and other liabilities	(7.7)	(7.2)
Pension and Postretirement Benefits	(160.7)	(136.6)
Net amounts recognized	(168.4)	(143.8)
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss) [Abstract]
Net actuarial (gain) loss	(14.0)	(38.8)
Net prior service credit	(10.6)	(13.7)
Total unrecognized	(24.6)	(52.5)	(29.6)
Canada Other Postretirement Benefits [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Projected postretirement benefit obligation at beginning of year	141.3	158.2
Deconsolidation of Brewers' Retail Inc		0
Service cost - benefits earned during the period	2.2	2.4	2.9
Interest Cost	7.6	9.3	9.3
Actuarial loss (gain)	24.7	(28.5)
Benefits paid, net of participant contributions	(7.5)	(6.1)
Foreign currency exchange rate change	(2.7)	6.0
Projected postretirment benefit obligation at end of year	165.6	141.3	158.2
Defined Benefit Plan, Funded Status of Plan [Abstract]
Accumulated postretirement benefit obligation	(165.6)	(141.3)
Defined Benefit Plan, Amounts Recognized in Balance Sheet [Abstract]
Accrued expenses and other liabilities	(7.6)	(7.2)
Pension and Postretirement Benefits	(158.0)	(134.1)
Net amounts recognized	(165.6)	(141.3)
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss) [Abstract]
Net actuarial (gain) loss	(15.1)	(40.0)
Net prior service credit	(10.6)	(13.7)
Total unrecognized	$ (25.7)	$ (53.7)	$ (30.0)